NB Crossroads Private Markets Fund VI Holdings LP

Schedule of Investments

June 30, 2025 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (25.52%)
BC Partners XI GD - I LP	Primary	07/2021-04/2025	Europe	$5,980,362	$7,349,374
Boom Co-Invest B, L.P.	Co-Investment	09 /2021	North America	4,805,142	7,276,923
Clayton, Dubilier & Rice Fund XI, L.P.	Primary	09/2021-03/2025	North America	5,935,021	6,775,520
Green Equity Investors Offshore Fund IX, L.P.	Primary	08/2023-01/2025	North America	4,137,383	4,956,364
Hellman & Friedman Capital Partners X (Parallel), L.P.	Primary	11/2021-06/2025	North America	7,162,586	8,300,286
KKR Apple Co-Invest L.P.	Co-Investment	09/2021-11/2021	North America	5,166,683	7,169,658
KKR Leo Co-Invest L.P.	Co-Investment	06 /2021	Asia	802,715	1,883,357
KKR Oculus Co-Invest L.P.	Co-Investment	11 /2020	North America	2,100,516	4,390,343
KKR Redwood Co-Invest L.P.	Co-Investment	07 /2020	North America	1,349,413	2,376,531
Magenta Blocker Aggregator LP	Co-Investment	07 /2021	North America	1,866,895	2,691,434
NB RR Co-Invest LP	Co-Investment	10/2020-09/2024	North America	4,472,770	7,748,549
Project Metal Co-Invest Fund, L.P.	Co-Investment	10 /2021	North America	5,703,705	1,084,513
Project Stream Co-Invest Fund, L.P.	Co-Investment	10 /2021	North America	5,706,387	5,507,848
RealPage Parent, LP (F)	Co-Investment	04 /2021	North America	4,100,000	6,355,000
RL Co-Investor Aggregator II L.P.	Co-Investment	03/2022-03/2023	North America	2,259,103	1,740,979
RL Co-Investor Aggregator L.P.	Co-Investment	05/2022-03/2023	North America	2,551,189	1,960,267
Silver Lake Partners VI, L.P.	Primary	01/2021-06/2025	North America	7,283,129	9,736,867
THL Fund Investors (Altar), L.P.	Co-Investment	02 /2022	North America	3,511,067	5,701,749
Thoma Bravo XIV- A, L.P.	Primary	04/2021-02/2025	North America	6,668,543	8,060,348
TPG Asia VI Digs 1 L.P.	Co-Investment	11 /2020	Asia	2,685	4,683
TPG Jedi CoInvest, L.P.	Co-Investment	07 /2020	North America	1,814,016	3,170,087
				83,379,310	104,240,680
Small and Mid-cap Buyout (57.73%)
AAI FG Holdco L.P.	Co-Investment	09 /2020	Europe	2,799,750	5,859,511
Advent Global Technology Fund II-C Limited Partnership	Primary	02/2022-12/2024	North America	8,160,000	10,900,247
AFC Acquisitions, Inc. (F)	Co-Investment	04/2021-06/2025	North America	4,678,184	8,468,898
Austin Co-Investment, L.P.2	Co-Investment	03 /2021	North America	529,052	7,379,845
BC Partners Galileo (1) L.P.	Secondary	07 /2021	Europe	4,351,898	5,693,209
Charlesbank Equity Fund X, L.P.	Primary	09/2021-02/2025	North America	8,985,354	13,301,656
CIMI Holdings L.P.	Co-Investment	09 /2020	North America	1,700,000	4,843,767
Compass Syndication L.P.	Co-Investment	10 /2021	North America	1,110,652	1,490,848
Crosspoint Capital Fund I, LP	Primary	04/2021-09/2024	North America	10,044,336	16,380,639
EMK Capital Partners II LP	Primary	09/2021-06/2025	Europe	6,910,177	10,231,997
Ethos Capital Investments A LP	Primary	10/2021-09/2023	North America	4,859,100	9,202,095
Evidence Co-Invest LP	Co-Investment	12 /2020	North America	3,930,055	4,026,253
Goldeneye Holdings Parent, LP (F)	Co-Investment	07 /2021	North America	1,800,000	2,448,000
Greenbriar Equity Fund V, L.P.	Primary	08/2021-05/2025	North America	11,557,858	14,426,515
Highline PPC FT Holdings LLC (G)	Co-Investment	11 /2020	North America	2,690,000	5,897,559
Horizon Co-Investment, L.P.	Co-Investment	06 /2022	North America	3,204,396	4,128,000
Itelyum Co-Investment LP	Co-Investment	09 /2021	Europe	5,512,630	11,635,134
JLL MedeAnalytics Co-Invest, L.P.	Co-Investment	11/2020-11/2023	North America	1,013,897	973,090
Madison Dearborn Capital Partners VIII-C, L.P.	Primary	04/2021-05/2025	North America	915,052	1,187,901
New Mountain Partners VI, L.P. (G)	Primary	03/2021-09/2024	North America	5,760,608	8,994,167
Nordic Capital X Alpha, L.P.	Primary	05/2021-03/2025	Europe	7,075,763	11,946,517
Oakley Capital IV Co-Investment (B) SCSp	Co-Investment	02 /2021	Europe	2,451,704	1,482,276
Oakley Capital IV Co-Investment (C) SCSp	Co-Investment	09 /2021	Europe	592,534	322,102
Oakley Capital V-B2 SCSp	Primary	05/2022-12/2024	Europe	4,175,362	5,147,583
PPC III-A LP	Primary	03/2021-04/2025	North America	11,064,617	14,152,722
Prime Acquisitions Holdco, LP	Co-Investment	08/2021-08/2023	North America	6,299,438	9,620,024
Riverside Fund V CF-B, L.P.	Secondary	03/2021-02/2024	North America	3,093,797	3,535,143
SPH Acquisitions, Inc. (F)	Co-Investment	12/2020-08/2023	North America	1,328,341	1,885,388
Summit Partners Co-Invest (Lions), L.P.	Co-Investment	10/2020-09/2022	North America	2,711,810	3,689,669
Tailwind TPRC Investor, LP	Co-Investment	01/2021-04/2025	North America	2,119,407	2,967,350
THL HT Parallel SPV, L.P.	Secondary	12/2020-10/2024	North America	4,299,576	9,170,248
Thoma Bravo Discover Fund III-A, L.P.	Primary	06/2021-12/2023	North America	7,904,444	11,433,377
Thomas H. Lee Parallel Fund IX L.P.	Primary	01/2022-01/2025	North America	9,026,261	10,093,436
VSC Precision Medical LLC (F)(G)	Co-Investment	11/2020-11/2022	North America	1,954,918	2,949,209
				154,610,971	235,864,375

NB Crossroads Private Markets Fund VI Holdings LP

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (5.37%)
CB Starfish TopCo, L.P.	Co-Investment	08 /2021	North America	419,553	930,461
Centerbridge Capital Partners IV, L.P.	Primary	12/2021-04/2025	North America	9,730,854	14,500,000
NS KMS Investment LLC (G)	Co-Investment	11/2020-06/2024	North America	3,682,287	102,672
Rothwell Ventures Ultimate Feeder I (Cayman) L.P.	Secondary	09/2021-10/2022	North America	2,170,485	6,403,013
				16,003,179	21,936,146
Venture Capital (11.17%)
ACME Fund IV, LP	Primary	12/2021-05/2025	North America	4,311,308	4,033,829
Blackstone Growth L.P.	Primary	01/2021-06/2025	North America	7,194,783	6,571,960
Blackstone Growth Mario Co-Invest L.P.	Co-Investment	12/2020-07/2023	North America	1,875,940	4,652,381
Dragoneer Opportunities Offshore Feeder V, L.P.	Primary	01/2021-06/2025	North America	4,696,701	4,156,664
FV Ace Grades Partners, L.P.	Co-Investment	07 /2020	Asia	1,505,661	899,568
GGV Capital Fund VIII L.P.	Primary	04/2021-06/2025	North America	5,248,000	5,547,157
GGV Capital Fund VIII Plus L.P.	Primary	06/2021-05/2025	North America	1,160,000	1,273,853
Meritech Capital Partners VII L.P.	Primary	11/2020-03/2025	North America	4,937,500	5,645,181
Meritech Capital SPV I L.P.	Co-Investment	05 /2021	North America	3,000,000	2,561,429
Summit Partners Co-Invest (Optmo), SCSp	Co-Investment	10 /2021	Europe	1,811,897	1,912,899
Summit Partners Venture Capital Fund V-B, L.P.	Primary	05/2021-06/2025	North America	4,359,022	4,901,118
THL Automation Fund Investors (4K), L.P.	Co-Investment	03/2021-09/2022	North America	2,511,071	3,475,102
				42,611,883	45,631,141

Short Term Investments	Cost	Fair Value
Money Market Fund (0.82%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio (H)	3,362,397	3,362,397
	3,362,397	3,362,397

Total Investments (cost $299,967,740) (100.61%)		411,034,739
Other Assets & Liabilities (Net) (-0.61%)		(2,502,571)
Partners' Capital - Net Assets (100.00%)		$408,532,168

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at June 30, 2025 aggregated $296,605,343. Total fair value of illiquid and restricted securities at June 30, 2025 was $407,672,342 or 99.79% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.
(G)	This investment is made through the Master Fund's wholly owned subsidiary, NB CPMF VI B LLC.
(H)	The rate is 4.12%, the annualized seven-day yield as of June 30, 2025.

Valuation of Investments

NB Crossroads Fund VI Holdings LP (the “Master Fund”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Neuberger Berman Investment Advisers LLC (“Registered Investment Adviser”) and the NB Alternatives Advisers LLC (“Sub-Adviser”) in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Managers of the Company (the “Board”).

The Board has approved the Procedures pursuant to which the Master Fund values its investments. In accordance with Rule 2a-5 under the Investment Company Act, the Board has designated NBIA as its Valuation Designee (the “Valuation Designee”). The Valuation Designee, with assistance from NBAA, is responsible for determining fair value in good faith for the Fund’s investments without readily available market quotations, subject to oversight by the Board.

It is expected that most of the Underlying Investments in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Underlying Investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to an investment, the Sub-Adviser generally will value the Master Fund’s investment based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a Co-Investment as of each quarter-end, determined by the Underlying Investment in accordance with its own valuation policies.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund’s results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within the valuation hierarchy as of June 30, 2025.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$6,355,000	$97,885,680	$104,240,680
Small and Mid-cap Buyout	-	-	15,751,495	220,112,880	235,864,375
Special Situations	-	-	-	21,936,146	21,936,146
Venture Capital	-	-	-	45,631,141	45,631,141
Money Market Fund	3,362,397	-	-	-	3,362,397
Total	$3,362,397	$-	$22,106,495	$385,565,847	$411,034,739

Significant Unobservable Inputs

As of June 30, 2025, the Master Fund had investments valued at $411,034,739. The fair value of investments valued at $385,565,847 in the Master Fund's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of June 30, 2025.

			Unobservable Inputs
Investments	Fair Value 06/30/25	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$6,355,000	Market Comparables	LTM EBITDA NTM EBITDA	21.5x 20.0x	N/A
Small and Mid-cap Buyout	13,303,495	Market Comparables	LTM EBITDA	13.3 - 17.5x	14.4x
Small and Mid-cap Buyout	2,448,000	Market Comparables	NTM EBITDA	24.5x	24.5x
Total	$22,106,495

[1] Inputs weighted based on fair value of investments in range.

During the three months ended June 30, 2025, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$261,229	$-

During the three months ended June 30, 2025 unrealized depreciation and realized gains from Level 3 investments were $395,118 and $0, respectively.

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during three months ended June 30, 2025.

The estimated remaining life of the Master Fund’s Portfolio Funds as of June 30, 2025 is one to ten years, with the possibility of extensions by each of the Underlying Investments.